UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 08211 Dreyfus Institutional Preferred Money Market Funds

(Exact name of registrant as specified in charter) c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code) Micahel A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000 Date of fiscal year end: 3/31 Date of reporting period: July 1, 2008-June 30, 2009

Item 1. Proxy Voting Record

Dreyfus Institutional Preferred Money Market Funds Dreyfus Institutional Preferred Money Market Fund Dreyfus Institutional Preferred Plus Money Market Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 14, 2009